Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of other payables and accrued liabilities
	December 31, 2021	December 31, 2020
Payables to non-trade vendors and service providers	$1,674	$1,513
Accrued salary	3	2
Others	5,007	166
	$6,684	$1,681